Revision of Prior Period Financial Statements (Details) - Schedule of Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
As Reported [Member]
Schedule of Statements of Financial Position [Line Items]
Deferred tax assets	$ 71,065	$ 105,712
Total Non-current assets	560,582	656,422
Total assets	5,760,302	5,114,677
Trade and other payables	1,969,741	1,723,030
Total Current Liabilities	3,470,821	4,218,480
Total Liabilities	4,782,131	5,142,506
Accumulated deficit	(270,015)	(1,029,335)
Equity (deficit) attributable to owners of the Company	978,847	(27,829)
Total equity (deficit)	978,171	(27,829)
Adjustment [Member]
Schedule of Statements of Financial Position [Line Items]
Deferred tax assets	7,480	7,954
Total Non-current assets	7,480	7,954
Total assets	7,480	7,954
Trade and other payables	44,002	46,784
Total Current Liabilities	44,002	46,784
Total Liabilities	44,002	46,784
Accumulated deficit	(36,522)	(38,830)
Equity (deficit) attributable to owners of the Company	(36,522)	(38,830)
Total equity (deficit)	(36,522)	(38,830)
As Revised [Member]
Schedule of Statements of Financial Position [Line Items]
Deferred tax assets	78,545	113,666
Total Non-current assets	568,062	664,376
Total assets	5,767,782	5,122,631
Trade and other payables	2,013,743	1,769,814
Total Current Liabilities	3,514,823	4,265,264
Total Liabilities	4,826,133	5,189,290
Accumulated deficit	(306,537)	(1,068,165)
Equity (deficit) attributable to owners of the Company	942,325	(66,659)
Total equity (deficit)	$ 941,649	$ (66,659)